Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (loss) per share
Schedule of information about reconciliation of the weighted average number of shares
		2025	2024	2023
Weighted average number of shares used for basic earnings per share		3,024,753,353	3,167,006,396	3,303,766,512
Potential shares to be issued for ILT incentive plan		6,350,799	6,369,161	6,352,583
Potential shares to be issued for Sustainability-linked bond		56,975,836	56,975,836	17,014,702
Weighted average number of shares used for diluted earnings per share		3,088,079,988	3,230,351,393	3,327,133,797

Eni’s profit	(€ million)	2,608	2,624	4,771
Remuneration of subordinated perpetual bonds net of tax effect	(€ million)	(237)	(132)	(109)
Eni’s profit for basic earnings per share	(€ million)	2,371	2,492	4,662
Remuneration of Sustainability-linked bond net of tax effect	(€ million)	31	31	9
Eni’s profit for diluted earnings per share	(€ million)	2,402	2,523	4,671
Basic earnings per share	(€ per share)	0.78	0.79	1.41
Diluted earnings per share	(€ per share)	0.78	0.78	1.40